Submission	Mar. 09, 2026
Submission [Line Items]
Central Index Key	0001646188
Registrant Name	Ondas Inc.
Registration File Number	333-290121
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A